Intangible Assets - Schedule of Exploration Areas Returned (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets Of Exploration [Line Items]
Exploration area	$ 3	$ 8
Exclusive Exploratory [Member] | Sergipe Alagoas Basin [member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Exploration area	1
Partnership Exploratory [Member] | Jeguitinhonha Basin [member]
Disclosure Of Intangible Assets Of Exploration [Line Items]
Exploration area	$ 1